MAINSTAY FUNDS

51 MADISON AVENUE

NEW YORK, NY 10010

December 14, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The MainStay Funds

Registration Numbers: (033-02610 and 811-04550)

Dear Sir/Madam:

On December 14, 2018, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay MacKay Government Fund, (the “Fund”) a series of The MainStay Funds (the “Trust”), and filed on Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to show changes to the Fund’s name, principal investment strategies and risks, and non-fundamental names rule investment policy. We note that this prospectus uses the same Shareholder Guide as other MainStay Funds, which was last reviewed in August 2018. In addition, we note that the disclosure for this Fund will be part of a combined prospectus and a combined statement of additional information with other MainStay Funds with the same fiscal year end, and the disclosure has been drafted with that in mind.

Therefore, we request that the Amendment be afforded selective review pursuant to the guidance set forth in IC-13768. Selective review would serve to expedite the review process, as well as use the Staff’s time more effectively. In this regard, we hereby request selective review of the Prospectus and Statement of Additional Information contained in the Amendment limited to the changes described above.

Please direct any questions concerning the filing to the undersigned at 201-685-6232 or Rachel_Kuo@newyorklife.com.

Sincerely,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle